Lord Abbett

                                   Tax-Free
                                 Income Trust

                                          . Florida Series . Pennsylvania Series
                                          . Michigan Series . Georgia Series

                                                              1995 ANNUAL REPORT



      [PICTURE OF CALCULATOR AND VARIOUS STATE TAX RETURN FORMS]


A fund to help you keep more
of your investment income

                                                          Report to Shareholders
                                      For the Fiscal Year Ended October 31, 1995

As we noted in our Report To Shareholders in both April 1995 and October 1994, we thought the municipal bond market represented significant value. Indeed, recent performance in the municipal market was strong and each Series in Lord Abbett Tax-Free Income Trust performed very well. Performance information for each Series appears on the facing page.

The Trust completed fiscal 1995 on October 31 with aggregate net assets of $326.1 million. The net assets of each Series are as follows:

--------------------------------------------------------------------------------
Florida Series:                     $173.2 million

Pennsylvania Series:                $ 93.5 million

Michigan Series:                    $ 54.2 million

Georgia Series
(inception 12/27/94):               $  5.2 million
--------------------------------------------------------------------------------

From the beginning of 1994 through early 1995, the Federal Reserve raised short-term interest rates a total of six times in an attempt to slow economic activity. The fixed-income markets responded negatively to this monetary policy until, in early 1995, evidence of an economic slowdown finally surfaced and perceived inflationary pressures began to recede. On July 6, 1995, the Federal Reserve lowered the Federal Funds Rate for the first time in almost three years from 6% to 5.75%; bond prices (which are inversely related to yields) continued their rebound up from their November 1994 lows.

We have seen the fixed-income markets, particularly municipal bonds, experience a period of extreme volatility over the past year. The Bond Buyer 40 Index, which measures yields on long-term municipal bonds, stood at 5.9% on October 31, 1995, after having been as high as 7.4% in November of 1994. While talk of tax reform has heightened investor concerns, the end result has been beneficial: tax-exempt securities have become more attractive, relative to other securities. Presently, municipal bonds yield more than 90% of the 30-year Treasury bond, historically a very appealing level for investing in the tax-exempt sector.

Currently, the average maturity of the portfolios in the Trust is about 18 years. Given the recent decline in tax-free yields, call protection (assurance by the issuer that a bond will not be redeemed before a specific date) is being emphasized by institutional investors. Our strategy in fiscal 1995 has been focused on high-quality, longer term issues with good call protection. The high quality of these securities should enhance portfolio value as credit quality and liquidity concerns remain in the marketplace.

We are pleased to announce that Lord Abbett Tax-Free Income Trust's Board of Trustees has elected Robert S. Dow as President of the Trust. Mr. Dow, who has been a partner of Lord, Abbett & Co. for nine years, also serves as the Firm's Chief Investment Officer.

We continue to focus on value investing and manage the portfolios' risk from a total return perspective. We believe that investors will benefit from our well-diversified, high-quality portfolios. Going forward, we foresee more stable interest rates, modest economic growth, low inflation and relatively attractive valuations for municipal securities. The combination of these factors should bode well for municipal bond investors. As always, we welcome any questions or comments you may have regarding your Fund.

[PHOTO OF RONALD P. LYNCH]

/s/ Ronald P. Lynch

Ronald P. Lynch
Chairman


[PHOTO OF ROBERT S. DOW]

/s/ Robert S. Dow

Robert S. Dow
President

November 9, 1995

FUND FACTS

Lord Abbett's Focus on Quality

On October 31, 1995, the portfolios in Lord Abbett Tax-Free Income Trust were invested in a wide variety of high-quality issues.

All tax-free portfolios managed by Lord Abbett emphasize:

 . High quality
 . Total return potential
 . Call protection

Florida Series      Pennsylvania Series      Michigan Series     Georgia Series

  AAA  83.8%           AAA    75.2%           AAA     74.5%        AAA  75.3%
  AA    3.9%           AA      8.6%           AA      14.6%        AA   23.6%
  A    11.7%           A      13.5%           A        7.0%        A     1.1%
  BBB   0.6%           BBB(1)  2.7%           BBB(1)   3.9%


Lord Abbett's Tax-Free Record and SEC-Required Information

                                             Florida  Pennsylvania  Michigan  Georgia
                                             Series      Series      Series   Series

Date of Inception                            9/25/91     2/3/92      12/1/92  12/27/94
Distribution Rate/(2)/at Net Asset
Value (as of 10/31/95)                        5.44%       5.75%       5.60%      5.86%

Average Annual Rate of Total Return/(3)/ at Net Asset Value (as of 10/31/95):

  1 Year                                     14.22%      15.02%      15.39%         -
  Life of Series                              7.25%       7.73%       7.68%     13.15%/(4)/
                                            (per yr.)   (per yr.)   (per yr.)  (10 mos.)

30-Day SEC Yield (as of 10/31/95)             4.80%       4.86%       5.13%      4.98%

Average Annual Rate of Total Return at the
Maximum Offering Price (as of 9/30/95):

  1 Year                                      4.70%       5.30%       5.90%         -
  Life of Series                              5.65%       6.10%       5.60%      5.90%/(4)/
                                            (per yr.)   (per yr.)   (per yr.)   (9 mos.)

The results quoted above represent past performance which is no indication of future results. The investment return and principal value of a Series investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The respective SEC-required uniformly computed average annual rates of total return are at the maximum sales charge of 4.75%.


(1) Includes holdings which are not rated by an independent ratings service but are, in Lord Abbett's opinion, of comparable quality.

(2) The Series' distribution rates differ from SEC yields because the SEC yields take into account the amortization of premiums at market, whereas the Series' distribution rates amortize premiums at cost.

(3) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the alternative minimum tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and local taxes (if any) may be applicable to that portion of interest income derived from taxable sources.

(4) Not annualized.

================================================================================
Important Information
--------------------------------------------------------------------------------

As of 10/31/95, no Series of the Trust had more than 6% of its net assets invested in residual interest bonds ("RIBs"), although each portfolio may invest up to 20% of its net assets in such securities. Currently, the Trust targets a range of between 6% and 8% of each portfolio's net assets being invested in these securities. A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs give lower interest payments and their values fall faster than other similar fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than other similar fixed-rate bonds. The market for RIBs is relatively new.

If used as sales material after 12/31/95, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

See prospectus for a discussion of fees waived and expense subsidies.


===================================================================================================================================
Statement of Net Assets October 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA SERIES                                                                               Rating*: S&P  Principal   Market Value
                       Security                                                                or Moody's     Amount      (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded            Broward Co FL Wtr & Sewer Util Rev FGIC+ 6 1/2% 10/1/2017                      AAA    $3,250M   $  3,619,687
19.57%                 Dade Co FL Health Facs Auth Hosp Rev/So Miami Hosp Prjt
                       MBIA+ 9 1/8% 7/1/2018                                                          AAA     1,000M      1,053,990
                       Dunedin FL Hosp Rev MBIA+ 6 3/4% 11/15/2021                                    AAA     1,000M      1,136,250
                       Florida St Bd of Ed Cap Outlay Ser A 7 1/4% 6/1/2023                           AAA     2,960M      3,359,600
                       Florida St Bd of Ed Cap Outlay Ser B 7% 6/1/2019                               AAA     1,000M      1,107,500
                       Florida St Bd Regent Univ Sys Imp Rev MBIA+ 7 7/8% 7/1/2009                    AAA     1,000M      1,112,500
                       Manatee Co FL Util Rev MBIA+ 6 3/4% 10/1/2013                                  AAA     1,000M      1,133,750
                       Melbourne FL Wtr & Sewer Rev Ser B FGIC+ 6.40% 10/1/2022                       AAA     1,700M      1,880,625
                       Miami FL Health Facs Rev/Mercy Hosp Prjt AMBAC+ 6 3/4% 8/1/2020                AAA       870M        984,187
                       Miami FL Sports & Exhibit FGIC+ 7.20% 10/1/2020                                AAA     1,690M      1,909,700
                       Orlando & Orange Co FL Expwy Auth Rev FGIC+ 6 1/2% 7/1/2020                    AAA       395M        433,512
                       Puerto Rico Commonwealth 8% 7/1/2006                                           AAA       600M        670,500
                       Puerto Rico Commonwealth 7 5/8% 7/1/2010                                       AAA     1,000M      1,157,500
                       Puerto Rico Commonwealth 7.70% 7/1/2020                                        AAA     2,000M      2,322,500
                       Puerto Rico Commonwealth Hwy Auth Rev Ser N 8% 7/1/2003                        AAA       250M        279,375
                       Puerto Rico Commonwealth Pub Imp 7 1/4% 7/1/2012                               AAA       800M        858,000
                       Puerto Rico Elec Pwr Auth Rev Ser L 8.40% 7/1/2015                             AAA     2,000M      2,180,000
                       Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                                AAA     3,250M      3,631,875
                       Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                                AAA     2,350M      2,684,875
                       Puerto Rico Pub Bldg Auth Ser H 7 7/8% 7/1/2007                                AAA     1,200M      1,299,000
                       Puerto Rico Pub Bldg Auth Ser H 7% 7/1/2019                                    AAA     1,000M      1,088,750
                                                                                                                        -----------
                       Total                                                                                             33,903,676
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation     Florida St Bd of Ed Cap Outlay Public Educ Ser C MBIA+ 5.60% 6/1/2025          AAA     8,500M      8,340,625
State                  Puerto Rico Commonwealth RIBS MBIA+ 7.434% 7/1/2008++                          AAA     1,100M      1,179,750
5.49%                                                                                                                   -----------
                       Total                                                                                              9,520,375
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation     Florida St Jacksonville Trans-SR Lien
Local 1.24%            6.40% 7/1/2022                                                                  AA     2,025M      2,149,030
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Finance 2.71%          Puerto Rico Muni Fin Agy Ser A 6 1/2% 7/1/2019                                   A     4,415M      4,690,937
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Health and Hospital    Alachua Co FL Health Facs Auth Rev/Santa Fe Health Care
17.95%                 7.60% 11/15/2013                                                               BBB     1,000M      1,085,000

                       Altamonte Springs FL Health Fac Auth Hosp Rev/Adventist Health
                       AMBAC+ 7% 11/15/2014                                                           AAA     2,135M      2,364,513

                       Charlotte Co FL Health Care Facs Rev RIBS FSA+ 7.826% 8/26/2027++              AAA     6,200M      6,417,000

                       Charlotte Co FL Health Care Facs Rev Reg Linked Savrs & Ribs
                       LINK FSA+ 6% 8/26/2027                                                         AAA     2,600M      2,632,500

                       Miami FL Health Facs Auth Rev RIBS AMBAC+ 6.37% 8/15/2015++                    AAA     1,600M      1,418,000


===================================================================================================================================
Statement of Net Assets October 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA SERIES                                                                               Rating*: S&P  Principal   Market Value
                       Security                                                                or Moody's     Amount      (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
                       Palm Beach Co FL Health Facs Auth Rev Hosp/Good Samaritan
                       MBIA+ 6.30% 10/1/2022                                                          AAA    $7,585M      7,983,212
                       St Petersburg FL Health Facs Auth Rev/Allegheny Health Sys
                       MBIA+ 7% 12/1/2015                                                             AAA     1,500M      1,678,125
                       St Petersburg FL Health Facs Auth Rev/Allegheny Health Sys
                       MBIA+ 7% 12/1/2021                                                             AAA     2,000M      2,232,500
                       Tampa FL Health Rev Allegheny Health Sys/St Joseph
                       MBIA+ 6.70% 12/1/2018                                                          AAA     4,750M      5,290,313
                                                                                                                        -----------
                       Total                                                                                             31,101,163
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Housing                Dade Co FL Hsg Fin Auth Sing Fam Mtge Rev GNMA+
4.02%                  AMT+++ 6.70% 4/1/2028                                                          AAA     1,000M      1,040,000
                       Dade Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser E FNMA+ 7% 3/1/2024              Aaa        40M         41,800
                       Florida Hsg Fin Agy Homeowner Mtge Rev Ser 1B 6% 1/1/2017                       AA       500M        501,250
                       Florida Hsg Fin Agy Sing Fam Mtge Rev Ser B
                       GNMA+ AMT+++ 6.65% 7/1/2026                                                    AAA     3,955M      4,128,031
                       Palm Beach Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser A
                       GNMA+ AMT+++ 6.55% 4/1/2027                                                    Aaa     1,200M      1,246,500
                                                                                                                        -----------
                       Total                                                                                              6,957,581
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous          Brevard Co FL Sales Tax Rev MBIA+ 7% 12/1/2018                                 AAA     1,000M      1,116,250
1.62%                  Orange Co FL Tourist Dev Tax Rev AMBAC+ 6% 10/1/2016                           AAA     1,200M      1,216,500
                       Tampa FL Sports Auth Rev GTD Pkg Tampa Bay Arena Prjt
                       MBIA+ 6% 10/1/2015                                                             AAA       450M        473,625
                                                                                                                        -----------
                       Total                                                                                              2,806,375
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control      Citrus Co FL Poll Ctrl Rev/FL Pwr Crystal Rivers
Revenue                MBIA+ 6 5/8% 1/1/2027                                                          AAA     8,530M      9,201,738
11.26%                 Hillsborough Co FL Ind Dev Auth Poll Ctrl Rev MBIA+ 6 1/4% 12/1/2034           AAA     5,945M      6,227,388
                       Pasco Co FL Poll Ctrl/Rev FL Pwr-Anclote MBIA+ 6.35% 2/1/2022                  AAA     3,850M      4,071,375
                                                                                                                        -----------
                       Total                                                                                             19,500,501
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Power                  Charlotte Co FL Util Rev FGIC+ 6 3/4% 10/1/2013                                AAA       900M      1,003,500
13.00%                 Gainesville FL Util Sys Rev Ser A 6 1/2% 10/1/2022                              AA     3,675M      3,955,219
                       Puerto Rico Elec Pwr Auth Pwr Rev Ser Z 5 1/4% 7/1/2021                        AAA     3,450M      3,230,063
                       Puerto Rico Elec Pwr Auth Rev Ser X 6 1/8% 7/1/2021                              A     3,590M      3,702,188
                       Puerto Rico Elec Pwr Auth Rev Ser X 5 1/2% 7/1/2025                              A     4,500M      4,320,000
                       Reedy Creek FL Imp Dist Util Rev MBIA+ AMT+++ 8 1/2% 10/1/2009                 AAA     4,750M      5,213,125
                       Stuart FL Util Rev FGIC+ 6.80% 10/1/2024                                       AAA     1,000M      1,102,500
                                                                                                                        -----------
                       Total                                                                                             22,526,595
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Transportation         Dade Co FL Aviation Rev Ser B MBIA+ AMT+++ 6.60% 10/1/2022                     AAA     7,400M      7,871,750
13.67%                 Dade Co FL Seaport Bd AMBAC+ 6 1/4% 10/1/2021                                  AAA     1,340M      1,396,950
                       Dade Co FL Seaport Bd AMBAC+ 6 1/2% 10/1/2026                                  AAA     6,000M      6,420,000
                       Greater Orlando FL Aviation Auth Arpt Fac Rev AMT+++ 8 3/8% 10/1/2016            A     3,150M      3,528,000
                       Lee Co FL Trans Facs Rev MBIA+ 5 3/4% 10/1/2027                                AAA     1,850M      1,850,000
                       Osceola Co FL Trans Rev MBIA+ 6.10% 4/1/2017                                   AAA     1,000M      1,027,500
                       Puerto Rico Commonwealth Hwy Auth Rev 6 5/8% 7/1/2018                            A     1,500M      1,593,750
                                                                                                                        -----------
                       Total                                                                                             23,687,950
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer        Broward Co FL Wtr & Sewer Util Rev FGIC+ 6% 10/1/2020                          AAA     2,500M      2,543,750
8.45%                  Dade Co FL Wtr & Sewer Rev FGIC+ 5 3/4% 10/1/2022                              AAA     1,800M      1,804,500
                       Melbourne FL Wtr & Sewer Rev Ser A FGIC+ 6 1/2% 10/1/2014                      AAA     2,000M      2,167,500
                       Miami FL San Sewer Sys FGIC+ 6 1/2% 1/1/2015                                   AAA     5,500M      5,898,750
                       Puerto Rico Commonwealth Aqu & Sewer Rev Ser A 7 7/8% 7/1/2017                   A     2,000M      2,220,000
                       Total                                                                                             14,634,500
                                                                                                                        -----------
                       Total Municipal Bonds 98.98% (Cost $164,868,503)                                                 171,478,683
                                                                                                                        ===========

===================================================================================================================================
Statement of Net Assets October 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA SERIES                                                                               Rating*: S&P  Principal   Market Value
                       Security                                                                or Moody's     Amount      (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES 1.02%
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities  Texas St Tax & Rev Anticipation Notes Ser A 4 3/4% 8/30/1996                  MIG1    $  950M   $    957,686
                       University MO Prjt Notes Ser FY 4 3/4% 6/28/1996                              MIG1       150M        150,983
                                                                                                                       ------------
                       Total (Cost $1,108,508)                                                                            1,108,669
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                    654,177
                                                                                                                       ------------
                       Total Other Assets, Less Liabilities                                                               1,762,846
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%     (equivalent to $4.85 a share on 35,711,513 shares of beneficial
                       interest outstanding)                                                                           $173,241,529
                                                                                                                       ============

   * Ratings have not been audited by Deloitte & Touche LLP.
   + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
  ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1995. See page 2 for additional information.
 +++ Income from these securities may be subject to the Alternative Minimum Tax.
     See Notes to Financial Statements.


===================================================================================================================================
Statement of Net Assets October 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA SERIES                                                                          Rating*: S&P  Principal   Market Value
                       Security                                                                or Moody's     Amount      (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded            Allegheny Co PA Hosp Dev Auth/Magee Womens 8 1/4% 10/1/2013                    AAA   $   455M   $   497,656
35.16%                 Bucks Co PA Wtr & Sewer Auth Rev FGIC+ 7 1/2% 12/1/2013                        AAA     2,000M     2,185,000
                       Delaware River Joint Toll Bridge FGIC+ 7.80% 7/1/2018                          AAA     2,180M     2,414,350
                       Erie PA Higher Ed Bldg Auth Coll Rev Ser A 8 1/2% 6/1/2015                     AAA     3,000M     3,457,500
                       Hampton Township PA Sch Dist AMBAC+ 6.70% 11/15/2015                           AAA       500M       566,875
                       Hampton Township PA Sch Dist AMBAC+ 6 3/4% 11/15/2021                          AAA     1,000M     1,137,500
                       Langhorne Manor Boro PA Higher Ed & Health/Woods Sch
                       8 3/4% 11/15/2014                                                              AAA     1,000M     1,176,250
                       Lehigh Co PA FGIC+ 6.90% 8/1/2011                                              AAA     3,000M     3,360,000
                       Montgomery Co PA Higher Ed & Health/Bryn Mawr 7 3/8% 12/1/2019                 AAA     1,000M     1,128,750
                       Pennsylvania Conv Ctr Auth Ser A 6.70% 9/1/2016                                AAA       500M       566,875
                       Pennsylvania St Tnpk Comm Tnpk Rev Ser E MBIA+ 7.55% 12/1/2017                 AAA     1,000M     1,135,000
                       Pennsylvania St Tnpk Comm Tnpk Rev Ser H FGIC+ 7.30% 12/1/2010                 AAA     1,275M     1,458,281
                       Pennsylvania St Univ 6 3/4% 7/1/2010                                           AAA     1,750M     1,962,188
                       Philadelphia PA Gas Wks Rev 7.70% 6/15/2021                                    AAA     1,000M     1,170,000
                       Philadelphia PA Gas Wks Rev ETM Ser B MBIA+ 7% 5/15/2020                       AAA     2,150M     2,485,938
                       Puerto Rico Commonwealth FGIC+ 7.10% 7/1/2002                                  AAA       100M       113,625
                       Puerto Rico Commonwealth 7.70% 7/1/2020                                        AAA       300M       348,375
                       Puerto Rico Commonwealth Hwy Auth Rev Ser P 8 1/8% 7/1/2013                    AAA     1,700M     1,904,000
                       Puerto Rico Commonwealth Pub Imp Ser A 7.70% 7/1/2008                          AAA       800M       904,000
                       Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                                AAA       900M     1,005,750
                       University Pittsburgh PA 8 3/8% 6/1/2005                                       AAA     1,500M     1,625,625
                       Virgin Islands Pub Fin Auth 7.30% 10/1/2018                                    AAA       400M       456,000
                       Washington Co PA Auth Lease Rev AMBAC+ 7.45% 12/15/2012                        AAA     1,575M     1,809,281
                                                                                                                       -----------
                       Total                                                                                            32,868,819
                                                                                                                       ===========
----------------------------------------------------------------------------------------------------------------------------------
General Obligation     Puerto Rico Commonwealth 6.45% 7/1/2017                                          A     1,900M     2,006,875
State                  Puerto Rico Commonwealth MBIA+ 6.45% 7/1/2017                                  AAA       700M       750,750
5.37%                  Puerto Rico Commonwealth MBIA+ 5 3/8% 7/1/2022                                 AAA     1,250M     1,200,000
                       Puerto Rico Commonwealth 6 1/2% 7/1/2023                                         A     1,000M     1,061,250
                                                                                                                       -----------
                       Total                                                                                             5,018,875
                                                                                                                       ===========
----------------------------------------------------------------------------------------------------------------------------------
General Obligation     Allegheny Co PA Ser C-44 FGIC+ 5 3/8% 6/1/2015                                 AAA       500M       496,250
Local                  Delaware Co PA 5 1/2% 10/1/2015                                                 AA       500M       495,000
4.01%                  Lawrence Co PA FGIC+ 5% 8/1/2018                                               AAA       835M       761,938
                       West Mifflin PA Area Sch Dist FGIC+ 5 5/8% 2/15/2015                           AAA     2,000M     1,995,000
                                                                                                                       -----------
                       Total                                                                                             3,748,188
                                                                                                                       ===========

===================================================================================================================================
Statement of Net Assets October 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA SERIES                                                                          Rating*: S&P  Principal   Market Value
                       Security                                                                or Moody's     Amount      (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
Education              Northeastern PA Hosp & Ed Auth College Rev Luzerne Co Comm
7.14%                  AMBAC+ 6 5/8% 8/15/2015                                                        AAA    $2,000M   $ 2,147,500
                       Pennsylvania St Higher Ed 6 5/8% 8/15/2009                                      Aa       825M       892,031
                       Pennsylvania St Higher Ed RIBS AMBAC+ AMT+++ 8.138% 3/1/2022++                 AAA     3,000M     3,003,750
                       University of Puerto Rico Ser J 6 1/2% 6/1/2013                                  A       600M       636,000
                                                                                                                       -----------
                       Total                                                                                             6,679,281
                                                                                                                       ===========
----------------------------------------------------------------------------------------------------------------------------------
Finance                Berks Co PA Muni Auth Co GTD FGIC+ 7.10% 5/15/2022                             AAA     1,530M     1,786,275
5.94%                  Pennsylvania Intergovernmental Coop Auth FGIC+ 7% 6/15/2014                    AAA     1,450M     1,602,250
                       Pennsylvania Intergovernmental Coop Auth FGIC+ 6 3/4% 6/15/2021                AAA     2,000M     2,162,500
                                                                                                                       -----------
                       Total                                                                                             5,551,025
                                                                                                                       ===========
----------------------------------------------------------------------------------------------------------------------------------
Health and Hospital    Allegheny Co PA Hosp Dev Auth MBIA+ 6.20% 9/1/2015                             AAA       100M       104,125
9.73%                  Chester Co PA Health & Ed Facs Auth Health Sys Rev
                       LINK AMBAC+ 5.65% 5/15/2020                                                    AAA     5,200M     5,109,000
                       Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
                       MBIA+ 6 1/4% 7/1/2024                                                          AAA       850M       887,188
                       Puerto Rico Pub Bldg Auth Ser J 6 1/2% 7/1/2003                                  A       770M       850,850
                       Sayre PA Health Care Fac/Tioga Nursing AMBAC+ 7 1/4% 10/1/2018                 AAA     1,500M     1,608,750
                       Scranton-Lackawanna PA Health & Welfare Auth/Univ Scranton Prjt
                       AMBAC+ 6.80% 11/1/2014                                                         AAA       500M       536,875
                                                                                                                       -----------
                       Total                                                                                             9,096,788
                                                                                                                       ===========
----------------------------------------------------------------------------------------------------------------------------------
Housing                Pennsylvania Hsg Fin Agy AMT+++ 6.65% 4/1/2025                                  AA     1,000M     1,031,250
3.94%                  Pennsylvania Hsg Fin Agy Ser 33 6.90% 4/1/2017                                  AA     1,500M     1,567,500
                       Pennsylvania Hsg Fin Agy Ser 43 7.40% 10/1/2014                                 AA     1,000M     1,083,750
                                                                                                                       -----------
                       Total                                                                                             3,682,500
                                                                                                                       ===========
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue     Bradford Co PA Ind Dev Auth Solid Waste Disp Rev
Bonds                  AMT+++ 6.60% 3/1/2019                                                            A     1,250M     1,284,375
5.81%                  Pennsylvania Econ Dev Fin Auth Exempt Facs Rev/Macmillan
                       AMT+++ 7.60% 12/1/2020                                                         Baa     1,000M     1,107,500
                       Puerto Rico Ind Med & Environmental Ctrl/Motorola 6 3/4% 1/1/2014               AA     1,500M     1,612,500
                       Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2% 12/1/2023                AA     1,300M     1,428,375
                                                                                                                       -----------
                       Total                                                                                             5,432,750
                                                                                                                       ===========
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control      Beaver Co PA Ind Dev Auth/Ohio Edison
Revenue 2.28%          FGIC+ 7 3/4% 9/1/2024                                                          AAA     1,950M     2,130,375
                                                                                                                       ===========
----------------------------------------------------------------------------------------------------------------------------------
Power                  Pennsylvania Econ Dev Res Recov Northhampton 6.60% 1/1/2019                  Baa**     1,500M     1,473,750
13.50%                 Puerto Rico Elec Pwr Auth 7 1/8% 7/1/2014                                        A       365M       400,588
                       Puerto Rico Elec Pwr Auth RIBS FSA+ 8.366% 7/1/2018++                          AAA     1,500M     1,655,625
                       Puerto Rico Elec Pwr Auth LINK FSA+ 5.929% 7/1/2023                            AAA     6,000M     6,075,000
                       Puerto Rico Elec Pwr Auth Ser Z 5 1/2% 7/1/2016                                  A     1,500M     1,449,375
                       York Co PA Ind Dev Auth Poll Ctrl Rev MBIA+ 6.45% 10/1/2019                    AAA     1,475M     1,565,344
                                                                                                                       -----------
                       Total                                                                                            12,619,682
                                                                                                                       ===========
----------------------------------------------------------------------------------------------------------------------------------
Transportation         Philadelphia PA Airport Rev Philadelphia Arpt Sys Ser A
6.38%                  AMBAC+ 6.10% 6/15/2025                                                         AAA     1,000M     1,016,250
                       Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2012                               A     1,000M     1,068,750
                       Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                               A     2,615M     2,794,780
                       Puerto Rico Port Auth Rev Ser D FGIC+ AMT+++ 7% 7/1/2014                       AAA     1,000M     1,086,250
                                                                                                                       -----------
                       Total                                                                                             5,966,030
                                                                                                                       ===========
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer 1.18%  Puerto Rico Commonwealth Aqu & Sewer Rev Ser A 7 7/8% 7/1/2017                   A     1,000M     1,110,000
                                                                                                                       -----------
                       Total Municipal Bonds 100.44% (Cost $91,106,025)                                                 93,904,313
                                                                                                                       ===========

===================================================================================================================================
Statement of Net Assets October 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA SERIES                                                                                                    Market Value
                                                                                                                          (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES (.44)%
----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                  (410,389)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%     (equivalent to $5.01 a share on 18,652,902 shares of
                       beneficial interest outstanding)                                                                $93,493,924

  * Ratings have not been audited by Deloitte & Touche LLP.
 ** This security has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
  + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
 ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1995. See page 2 for additional information.
+++ Income from these securities may be subject to the Alternative Minimum Tax.
    See Notes to Financial Statements.

===================================================================================================================================
Statement of Net Assets October 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN SERIES                                                                              Rating*: S&P  Principal   Market Value
                       Security                                                                or Moody's     Amount      (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded            Detroit MI Ser A 8.70% 4/1/2010                                                AAA    $1,755M   $  2,077,481
31.56%                 Detroit MI Wtr Supply MBIA+ 7 7/8% 7/1/2019                                    AAA       985M      1,094,581
                       Lake Orion MI Comm Sch Dist AMBAC+ 7% 5/1/2020                                 AAA     1,500M      1,745,625
                       Michigan St Hosp Fin Auth/McLaren 7% 9/15/2015                                 AAA     1,000M      1,128,750
                       Puerto Rico Commonwealth 7.70% 7/1/2020                                        AAA     4,175M      4,848,219
                       Puerto Rico Commonwealth Hwy 6 5/8% 7/1/2018                                   AAA       970M      1,100,950
                       Puerto Rico Commonwealth Hwy Ser S 6 5/8% 7/1/2018                             AAA       500M        566,250
                       Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                                AAA     1,000M      1,142,500
                       Puerto Rico Pub Bldg Auth Ser L 6 7/8% 7/1/2012                                AAA     1,000M      1,150,000
                       Riverview MI Comm Sch Dist FGIC+ 6.55% 5/1/2014                                AAA     1,500M      1,680,000
                       Virgin Islands Pub Fin Auth 7.30% 10/1/2018                                    AAA       500M        570,000
                                                                                                                        -----------
                       Total                                                                                             17,104,356
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation
State 2.52%            Michigan St 5.40% 11/1/2019                                                     AA     1,405M      1,362,850
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation     Grand Ledge MI Pub Schs Dist MBIA+ 5 3/8% 5/1/2024                             AAA     1,000M        950,000
Local                  Saline MI Area Sch FGIC+ 5 1/2% 5/1/2015                                       AAA     1,250M      1,212,500
3.99%                                                                                                                   -----------
                       Total                                                                                              2,162,500
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Health and Hospital    Dearborn MI Econ Dev Corp Hosp Rev
19.98%                 FGIC+ 5 3/4% 11/15/2015                                                        AAA       500M        499,375
                       Farmington Hills MI Hosp/Botsford Gen Hosp MBIA+ 6 1/2% 2/15/2011              AAA     1,000M      1,062,500
                       Jackson Co MI Hosp Fin Auth Rev/Foote Hosp FGIC 5 1/4% 6/1/2023                AAA     1,500M      1,385,625
                       Kalamazoo MI Hosp Fin Auth/Borgess Hosp RIBS FGIC+ 6.358% 6/1/2011++           AAA     2,000M      1,875,000
                       Kalamazoo MI Hosp Fin Auth Reg Lkd Arcs & Levrrs
                       LINK FGIC+ 5.244% 6/1/2011                                                     AAA     4,000M      3,865,000
                       Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
                       6.70% 5/1/2024                                                                 BBB     1,575M      1,610,438
                       Royal Oak MI Hosp Fin Auth/Wm Beaumont 6 3/4% 1/1/2020                          AA       500M        527,500
                                                                                                                        -----------
                       Total                                                                                             10,825,438
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Housing                Michigan St Hsg Dev Auth Ser B 6.95% 12/1/2020                                  AA     1,130M      1,197,800
4.15%                  Michigan St Hsg Dev Auth Ser B AMT+++ 7.05% 6/1/2026                            AA     1,000M      1,051,250
                                                                                                                        -----------
                       Total                                                                                              2,249,050
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue     Michigan St Strategic Fd Ltd/Waste Mgmt Inc AMT+++ 6 5/8% 12/1/2012             AA     1,000M      1,081,250
Bonds                  Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2% 12/1/2023                AA     1,500M      1,648,125
10.71%                 Puerto Rico Ind Med & Environmental Ctrl/Warner Lambert 7.60% 5/1/2014          Aa     1,000M      1,113,750
                       Puerto Rico Tel Auth Rev LINK MBIA+ 5.51% 1/16/2015                            AAA     2,000M      1,960,000
                                                                                                                        -----------
                       Total                                                                                              5,803,125
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 4.02%    Michigan Muni Bd Auth AMBAC+ 6 3/4% 11/1/2014                                  AAA     2,000M      2,180,000
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Power                  Michigan St Strategic Fd Ltd Detroit Edison MBIA+ 7% 7/15/2008                 AAA       500M        583,125
10.96%                 Michigan St Strategic Fd Ltd Detroit Edison AMBAC+ 7% 5/1/2021                 AAA       500M        585,625
                       Michigan St Strategic Fd Rev/Genesee Pwr Prjt AMT+++ 7 1/2% 1/1/2021         BBB**       500M        506,250

===================================================================================================================================
Statement of Net Assets October 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN SERIES                                                                              Rating*: S&P  Principal   Market Value
                       Security                                                                or Moody's     Amount      (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
                       Monroe Co MI Poll Ctrl Rev/Detroit Edison Prjt Ser CC
                       AMBAC+ 7 1/2% 12/1/2019                                                        AAA    $3,340M    $ 3,711,575
                       Puerto Rico Elec Pwr Auth RIBS FSA+ 8.366% 7/1/2018++                          AAA       500M        551,875
                                                                                                                        -----------
                       Total                                                                                              5,938,450
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Transportation         Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                               A     1,500M      1,603,125
8.84%                  Wayne Charter Co MI Arpt Rev MBIA+ AMT+++ 6 3/4% 12/1/2021                     AAA     3,000M      3,187,500
                                                                                                                        -----------
                       Total                                                                                              4,790,625
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
Water and
Sewer 4.10%            Puerto Rico Commonwealth Aqu & Sewer Rev Ser A 7 7/8% 7/1/2017                   A     2,000M      2,220,000
                                                                                                                        -----------
                       Total Municipal Bonds 100.83% (Cost $53,862,495)                                                  54,636,394
                                                                                                                        ===========
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES (.83)%
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                   (450,539)

-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%     (equivalent to $4.93 a share on 10,999,029 shares of
                       beneficial interest outstanding)                                                                 $54,185,855

   * Ratings have not been audited by Deloitte & Touche LLP.
  ** This security has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
   + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
  ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1995. See page 2 for additional information.
 +++ Income from these securities may be subject to the Alternative Minimum Tax.
     See Notes to Financial Statements.

===================================================================================================================================
Statement of Net Assets October 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA SERIES                                                                               Rating*: S&P  Principal   Market Value
                       Security                                                                or Moody's     Amount      (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded            Puerto Rico Commonwealth 8% 7/1/2007                                           AAA      $320M    $  357,600
19.87%                 Puerto Rico Pub Bldg Auth Ser G 7 7/8% 7/1/2007                                AAA       625M       676,563
                                                                                                                        ----------
                       Total                                                                                             1,034,163
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation     Puerto Rico Commonwealth
State 4.85%            LINK MBIA+ 5.831% 7/1/2020++                                                   AAA       250M       252,500
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation     Chatman Co GA Sch Dist MBIA+ 6 3/4% 8/1/2020                                   AAA       175M       191,188
Local 8.63%            De Kalb Co GA 6% 1/1/2020                                                       AA       250M       258,125
                                                                                                                        ----------
                       Total                                                                                               449,313
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
Education 10.05%       Marietta GA Dev Auth Rev CGIC+ 6 1/4% 9/1/2025                                 AAA       500M       523,125
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
Health and Hospital    Medical Ctr Hosp Auth GA Rev Antic Ctfs Columbus Regl
1.87%                  MBIA+ 5 1/2% 8/1/2015                                                          AAA       100M        97,500
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
Housing                De Kalb Co Hsg Auth FSA+ AMT+++ 7.15% 1/1/2025                                 AAA       200M       212,250
8.03%                  Georgia St Hsg & Fin Auth Rev Ser A-2 AMT+++ 6.40% 12/1/2015                    AA       200M       205,500
                                                                                                                        ----------
                       Total                                                                                               417,750
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue
Bonds 4.17%            Cartersville GA Dev Auth Rev AMT+++ 6 3/4% 2/1/2012                             AA       200M       216,750
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous          Atlanta GA Downtown Dev Auth Ref/Underground Atlanta Prjt
21.55%                 6 1/4% 10/1/2016                                                                AA       500M       520,625
                       Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev
                       MBIA+ 5 5/8% 10/1/2026                                                         AAA       600M       600,750
                                                                                                                        ----------
                       Total                                                                                             1,121,375
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control      Burke Co GA Dev Auth Poll Ctrl Rev
Revenue 1.00%          MBIA+ 6.60% 7/1/2024                                                           AAA        50M        52,187
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
Power                  Effingham Co GA Dev Auth MBIA+ 6 3/4% 2/1/2022                                 AAA       150M       156,187
4.07%                  Puerto Rico Elec Pwr Auth 7 1/8% 7/1/2014                                        A        50M        54,875
                                                                                                                        ----------
                       Total                                                                                               211,062
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste 2.05%      Cobb Co GA Solid Waste Mgmt Auth AMT+++ 6.40% 1/1/2015                         Aaa       100M       106,500
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
Transportation         Metropolitan Atlanta Rapid Trans Auth GA Sales Tax Rev Ser P
9.45%                  AMBAC+ 6 1/4% 7/1/2020                                                         AAA       450M       491,625
                                                                                                                        ==========
-----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer 2.08%  Albany GA Sewer Sys Rev MBIA+ 6 5/8% 7/1/2017                                  AAA       100M       108,375
                                                                                                                        ----------
                       Total Municipal Bonds 97.67% (Cost $4,921,116)                                                    5,082,225
                                                                                                                        ==========

===================================================================================================================================
Statement of Net Assets October 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA SERIES                                                                                                         Market Value
                                                                                                                          (Note 1a)
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES 2.33%
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                   121,240
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%     (equivalent to $5.12 a share on 1,016,625 shares of
                       beneficial interest outstanding)                                                                 $5,203,465

  * Ratings have not been audited by Deloitte & Touche LLP.
  + Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
 ++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at October 31, 1995. See page 2 for additional information.
+++ Income from these securities may be subject to the Alternative Minimum Tax.
    See Notes to Financial Statements.

==================================================================================================================================
Statements of Operations
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the Period
                                                                                                                        12/27/94
                                                                                                                    (Commencement
                                                                                                                   of Operations)
                                                                                               Year Ended 10/31/95    to 10/31/95
                                                                            Florida    Pennsylvania       Michigan        Georgia
Investment Income                                                            Series          Series         Series         Series
-----------------                                                           -------    ------------       --------         ------
Income     Interest                                                    $ 11,443,825    $  5,564,189   $  3,091,362    $ 151,818
Expenses   Management fee                                                   874,245         439,853        249,286       13,900
(Note 3)   Management fee waived                                           (248,100)       (126,160)      (249,286)     (13,900)
           12b-1 distribution plan                                          452,235               -              -            -
           Shareholder servicing                                             76,000          72,000         62,500        2,948
           Audit and tax                                                     45,000          19,500         18,750        7,500
           Legal                                                             19,500           5,500          2,100          275
           Reports to shareholders                                           17,500          10,950         10,200            -
           Organization (Note 1e)                                             7,536           2,412          3,990          600
           Trustees' fees                                                     4,950           1,725          2,550            -
           Registration                                                           -             500          7,500        2,750
           Other                                                             36,807          15,536         17,963        2,027
           Expenses assumed by Lord, Abbett & Co.                                 -               -              -      (16,100)
           Net expenses                                                   1,285,673         441,816        125,553            -
           Net investment income                                         10,158,152       5,122,373      2,965,809      151,818
Net Realized and Unrealized Gain (Loss) on Investments (Note 6)
Net realized gain (loss) from security transactions
           Proceeds from sales                                          331,363,130     128,775,772     53,140,035    4,435,674
           Cost of securities sold                                      333,877,523     130,697,246     53,511,184    4,412,857
           Net realized gain (loss)                                      (2,514,393)     (1,921,474)      (371,149)      22,817
Net unrealized appreciation (depreciation) of investments
           Beginning of period                                           (9,076,076)     (6,259,098)    (3,583,924)           -
           End of period                                                  6,610,341       2,798,288        773,899      161,109
           Net unrealized appreciation                                   15,686,417       9,057,386      4,357,823      161,109
           Net realized and unrealized gain on investments               13,172,024       7,135,912      3,986,674      183,926
Net Increase in Net Assets Resulting from Operations                   $ 23,330,176    $ 12,258,285   $  6,952,483    $ 335,744

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                    For the Period
                                                                                          12/27/94
                                                                                     (Commencement
                                                                                 of Operations) to
                                                                  Year Ended 10/31/95     10/31/95
                                                  Florida  Pennsylvania      Michigan      Georgia
Increase (Decrease) in Net Assets                  Series        Series        Series       Series
---------------------------------                 -------  ------------      --------     --------
Operations     Net investment
               income                        $ 10,158,152   $ 5,122,373   $ 2,965,809   $  151,818
               Net realized gain (loss)
               from security
               transactions                    (2,514,393)   (1,921,474)     (371,149)      22,817
               Net unrealized
               appreciation
               (depreciation)
               of investments                  15,686,417     9,057,386     4,357,823      161,109
               Net increase (decrease)
               in net assets resulting
               from operations                 23,330,176    12,258,285     6,952,483      335,744
Distributions to shareholders from
               Net investment
               income                          (9,846,284)   (5,212,008)   (2,926,051)    (162,339)
               Net realized gain from
               security transactions                    -             -             -            -
               Total distributions             (9,846,284)   (5,212,008)   (2,926,051)    (162,339)
Share transactions (Note 4)
               Net proceeds from
               sales of shares                 25,862,215    13,898,977     9,430,585    5,495,709
               Net asset value of
               shares issued to
               shareholders in
               reinvestment of net
               investment income
               and realized gain from
               security transactions            3,171,329     2,396,987     1,519,290       65,163
               Total                           29,033,544    16,295,964    10,949,875    5,560,872
               Cost of shares
               reacquired                     (44,120,127)  (11,106,166)   (6,393,288)    (531,812)
               Increase (Decrease) in
               net assets derived from
               share transactions             (15,086,583)    5,189,798     4,556,587    5,029,060
Total increase (decrease) in net assets        (1,602,691)   12,236,075     8,583,019    5,202,465
Net Assets
               Beginning of period            174,844,220    81,257,849    45,602,836        1,000
               End of period+                $173,241,529   $93,493,924   $54,185,855   $5,203,465

                                                                    Year Ended 10/31/94
                                                Florida    Pennsylvania        Michigan
                                                 Series          Series          Series
                                                -------    ------------        --------
Operations     Net investment
               income                       $ 11,420,101   $  5,126,654    $ 2,452,256
               Net realized gain (loss)
               from security
               transactions                   (6,388,904)      (257,737)    (1,281,773)
               Net unrealized
               appreciation
               (depreciation)
               of investments                (20,799,243)   (11,851,791)    (4,522,615)
               Net increase (decrease)
               in net assets resulting
               from operations               (15,768,046)    (6,982,874)    (3,352,132)
Distributions to shareholders from
               Net investment
               income                        (11,154,659)    (5,007,567)    (2,549,530)
               Net realized gain from
               security transactions          (3,805,846)      (320,841)      (312,927)
               Total distributions           (14,960,505)    (5,328,408)    (2,862,457)
Share transactions (Note 4)
               Net proceeds from
               sales of shares                43,830,527     20,549,304     20,489,416
               Net asset value of
               shares issued to
               shareholders in
               reinvestment of net
               investment income
               and realized gain from
               security transactions           4,769,963      2,464,814      1,377,372
               Total                          48,600,490     23,014,118     21,866,788
               Cost of shares
               reacquired                    (34,490,402)   (11,558,288)    (5,006,862)
               Increase (Decrease) in
               net assets derived from
               share transactions             14,110,088     11,455,830     16,859,926
Total increase (decrease) in net assets      (16,618,463)      (855,452)    10,645,337
Net Assets
               Beginning of period           191,462,683     82,113,301     34,957,499
               End of period+               $174,844,220   $ 81,257,849   $ 45,602,836


 +Includes (overdistributed) undistributed net investment income of $19,559, $(58,638), $(126,295) and $(10,521), respectively, as of October 31, 1995 and
  (overdistributed) undistributed net investment income of $(292,309), $30,997 and $(166,053), respectively, as of October 31, 1994.

  See Notes to Financial Statements.

Financial Highlights
Florida Series

                                                                                                                For the Period
                                                                                                                       9/25/91
                                                                                                                 (Commencement
                                                                                           Year Ended 10/31,    of Operations)
Per Share Operating Performance:                                     1995         1994        1993        1992     to 10/31/91
--------------------------------                                     ----         ----        ----        ----  --------------
Net asset value, beginning of period                             $   4.49     $   5.28    $   4.75    $   4.76       $    4.76
      Income from investment operations
            Net investment income                                    .271         .291        .297        .308            .027+
            Net realized and unrealized gain (loss)
            on investments                                           .352        (.695)       .549        .002            .000
                                                                 --------     --------    --------    --------       ---------
            Total from investment operations                         .623        (.404)       .846        .310            .027
                                                                 ========     ========    ========    ========       =========
      Distributions
            Dividends from net investment income                   (.2630)      (.2835)      (.301)      (.320)          (.027)
            Distributions from net realized gain                        -       (.1025)      (.015)          -               -
                                                                 --------     --------    --------    --------       ---------
Net asset value, end of period                                   $   4.85     $   4.49    $   5.28    $   4.75       $    4.76
                                                                 ========     ========    ========    ========       =========
Total Return*                                                       14.22%      (8.03)%      18.24%       6.65%           .57%+
Ratios/Supplemental Data:
            Net assets, end of period (000)                      $173,242     $174,844    $191,463    $121,408        $108,550
      Ratios to Average Net Assets:
            Expenses, including waiver                                .74%         .32%        .38%        .29%           .00%+
            Expenses, excluding waiver                                .88%         .82%        .88%        .78%          5.10%+
            Net investment income                                    5.81%        5.98%       5.71%       5.84%           .55%+
      Portfolio turnover rate                                      142.04%      122.36%      89.32%      94.90%         100.00%
*Total return does not consider the effects of sales loads.

+ Not annualized.

See Notes to Financial Statements.

Financial Highlights
Pennsylvania Series

                                                                                                             For the Period
                                                                                                                     2/3/92
                                                                                                              (Commencement
                                                                                        Year Ended 10/31,    of Operations)
Per Share Operating Performance:                                       1995           1994           1993      to 10/31/92
      Net asset value, beginning of period                          $  4.62        $  5.33       $   4.75          $  4.76
            Income from investment operations
            Net investment income                                      .282           .300           .299             .228+
            Net realized and unrealized gain (loss)
            on investments                                             .395         (.6975)          .582            (.006)
                                                                   --------       --------       --------         --------
            Total from investment operations                           .677         (.3975)          .881             .222
                                                                   ========       ========       ========         ========
      Distributions
            Dividends from net investment income                     (.2870)        (.2925)         (.301)           (.232)
            Distribution from net realized gain                           -           (.02)             -                -
Net asset value, end of period                                      $  5.01        $  4.62       $   5.33          $  4.75
                                                                   --------       --------       --------         --------
Total Return*                                                         15.02%        (7.73)%         18.95%           4.68%+
                                                                   ========       ========       ========         ========
Ratios/Supplemental Data:
            Net assets, end of period (000)                         $93,494        $81,258        $82,113          $41,207
      Ratios to Average Net Assets:
            Expenses, including waiver                                  .50%           .33%           .31%            .00%+
            Expenses, excluding waiver                                  .65%           .68%           .81%            .61%+
            Net investment income                                      5.83%          5.98%          5.70%           4.42%+
Portfolio turnover rate                                              126.11%        137.22%          7.71%           32.66%

* Total return does not consider the effects of sales loads.
+ Not annualized.
  See Notes to Financial Statements.

Financial Highlights
Michigan Series
Georgia Series

                                                                                       Michigan Series     Georgia Series
                                                                                       For the Period      For the Period
                                                                                              12/1/92            12/27/94
                                                                                        (Commencement       (Commencement
                                                                  Year Ended 10/31,     of Operations)  of Operations) to
Per Share Operating Performance:                                 1995          1994          10/31/93            10/31/95
                                                                 ----          ----     -------------   -----------------
Net asset value, beginning of period                          $  4.53       $  5.23           $  4.76          $  4.76
      Income from investment operations
            Net investment income                                .284          .286              .266+            .245+
            Net realized and unrealized gain (loss)
            on investments                                       .395         (.651)             .480             .370
                                                             --------      --------          --------         --------
            Total from investment operations                     .679         (.365)             .746             .615
                                                             ========      ========          ========         ========
      Distributions
            Dividends from net investment income                (.279)        (.293)            (.276)           (.255)
            Distribution from net realized gain                     -         (.042)               .-               .-
Net asset value, end of period                                $  4.93       $  4.53           $  5.23          $  5.12
                                                             --------      --------          --------         --------
Total Return*                                                   15.39%       (7.29)%           16.01%+          13.15%+
                                                             ========      ========          ========         ========
Ratios/Supplemental Data:
            Net assets, end of period (000)                   $54,186       $45,603           $34,957          $ 5,203
      Ratios to Average Net Assets:
            Expenses, including waiver                            .25%          .34%             .00%+            .00%+
            Expenses, excluding waiver                            .75%          .84%             .75%+           1.08%+
            Net investment income                                5.95%         5.69%            4.75%+           5.44%+
      Portfolio turnover rate                                   98.89%       137.31%            68.10%          142.69%

* Total return does not consider the effects of sales loads. +Not annualized. See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies The Company was organized as a Massachusetts business trust on September 11, 1991, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective December 22, 1994, the Georgia Series was added to the Trust, and the Company received an initial contribution of $1,000 and issued 210 shares to the partners of Lord, Abbett & Co. The following is a summary of significant accounting policies consistently followed by the Company. The policies are in conformity with generally accepted accounting principles.

(a) Market value is determined as follows: Securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees. (b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income tax. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. (d) Dividends from net investment income are declared daily and paid monthly. (e) The organization expenses of the Company are amortized evenly over a period of five years.

2. Distributions Dividends from net investment income are declared daily and paid monthly. Taxable net realized gain from security transactions, if any, will be distributed to shareholders in December 1995. At October 31, 1995, accumulated net realized gain (loss) for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $(8,952,023) for the Florida Series, $(2,204,207) for the Pennsylvania Series, $(1,669,319) for the Michigan Series, and $22,817 for the Georgia Series. The losses expire in 2002 and 2003. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in the timing of recognition of certain components of income, expenses or capital gains and losses. Where such differences are permanent in nature, they are reclassified based upon their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value of the Fund.

3. Management Fee and Other Transactions with Affiliates Lord, Abbett & Co. provides the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at the annual rate of 1/2 of 1%. Lord, Abbett & Co. may waive its management fees and pay or reimburse the Trust for certain of its other expenses. Any such expenses paid are subject to repayment

================================================================================
Notes to Financial Statements
--------------------------------------------------------------------------------

by each Series, pursuant to a formula based on the asset size and expense ratio of each Series. Each Series shall not be obligated to repay Lord Abbett after five full fiscal years after the commencement of the repayment formula or the termination of the Management Agreement, whichever is earlier. For the Florida, Pennsylvania and Michigan Series, all expenses assumed pursuant to the aforementioned formula have been accrued. For the year ended October 31, 1995, with respect to the Florida, Pennsylvania and Michigan Series, Lord Abbett waived $248,100, $126,160 and $249,286, respectively, in management fees. With respect to the Georgia Series, for the period December 22, 1994 to October 31, 1995, Lord, Abbett & Co. waived the Georgia Series' management fee of $13,900 and assumed expenses of $16,100. Lord, Abbett & Co. received the following commissions on sales of shares of the Company after concessions were paid to authorized distributors:

                  Lord, Abbett & Co.                  Distributors'
Series                  Commissions                     Concessions
------            ------------------                  -------------
Florida                     $58,221                        $371,872
Pennsylvania                 53,420                         393,598
Michigan                     49,277                         326,718
Georgia                      12,139                         173,659

The Company has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each Series' Plan will go into effect on the first day ("effective date") of the calendar quarter subsequent to each Series' net assets reaching $100 million. The Plan provides for the payment through Lord, Abbett & Co. to dealers of (1) an annual service fee (payable quarterly) of .15% of the average daily net asset value of shares sold prior to the Plan's effective date and .25% of the average daily net asset value of the shares sold by dealers on or after that date and (2) a one-time 1% distribution fee, at the time of sale, on such shares sold of $1 million or more on or after the effective date.

Certain of the Company's officers and Trustees have an interest in Lord, Abbett & Co.

4. Share Transactions Transactions in shares were as follows:

                                                                             For the Period
                                                                             12/27/94
                                                                             (Commencement
                                                                             of Operations) to
                                                        Year Ended 10/31/95     10/31/95                    Year Ended 10/31/94
                                          Florida  Pennsylvania    Michigan     Georgia      Florida  Pennsylvania     Michigan
                                           Series       Series       Series      Series       Series        Series       Series
                                          -------  -----------     --------     -------      -------  ------------     --------
Sales of shares                         5,629,804    2,888,918    1,986,337   1,109,544    8,834,007     4,034,948    4,124,391
Shares issued to shareholders in
reinvestment of net investment
income and realized gain from
security transactions                     678,583      496,215      320,827      12,922      965,339       490,558      279,805
Total                                   6,308,387    3,385,133    2,307,164   1,122,466    9,799,346     4,525,506    4,404,196
Shares reacquired                      (9,538,386)  (2,321,471)  (1,366,245)   (106,051)  (7,130,840))  (2,342,447)  (1,029,543)
Increase (decrease) in shares          (3,229,999)   1,063,662      940,919   1,016,415    2,668,506     2,183,059    3,374,653

5. Capital Paid In At October 31, 1995, capital paid in aggregated $175,563,652 for the Florida Series, $92,958,481 for the Pennsylvania Series, $55,207,570 for the Michigan Series and $5,030,060 for the Georgia Series.

6. Purchases and Sales of Securities Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                            Purchases                         Sales
------                            ---------                         -----
Florida                        $245,100,151                  $260,884,686
Pennsylvania                    115,256,850                   110,408,014
Michigan                         55,500,150                    48,926,168
Georgia                           9,337,951                     4,435,674

Security gains and losses are computed on the identified cost basis. As of October 31, 1995, unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

                                 Unrealized                    Unrealized
Series                         Appreciation                  Depreciation
------                         ------------                  ------------
Florida                          $7,255,519                      $645,178
Pennsylvania                      3,307,784                       509,496
Michigan                          1,401,205                       627,306
Georgia                             164,061                         2,952

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

7. Trustees' Remuneration The Trustees of the Company associated with Lord, Abbett & Co. and all officers of the Company receive no compensation from the Company for acting as such. Outside Trustees' fees, including attendance fees for board and committee meetings, and outside Trustees' retirement costs, are allocated among all funds in the Lord Abbett group based on net assets of each fund. The direct remuneration accrued during the period for outside Trustees of the Company as a group was $5,772 (exclusive of expenses), a portion of which has been deemed invested in shares of the Company under a deferred compensation plan contemplating future payment of the value of those shares. As of October 31, 1995, the aggregate amount in Trustees' accounts maintained under the plan was $16,140. Retirement costs accrued during the period amounted to $3,964.

Lord, Abbett & Co.


                      A Tradition of Performance Through
                                  Disciplined
                                   Investing

[PHOTO]

(from left to right)
Zane E. Brown, director of fixed income

Barbara A. Grummel, portfolio manager -- Lord Abbett Tax-Free Income Trust

John R. Mousseau, director of municipal bond management and portfolio manager -- Lord Abbett Tax-Free Income Trust

Robert S. Dow, partner, chief investment officer and president of all Lord Abbett's tax-free portfolios


A successful long-term track record is evidence of a successful investment strategy. For decades we, at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 42 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.


                              About Your Trust's
                                   Board of
                                   Trustees

The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important components in overseeing a mutual fund. The Board of Trustees watches over your Trust's general operations and represents your interests. Board members review and approve every contract between your Trust and Lord, Abbett & Co. (the Trust's investment manager). They meet regularly to review a wide variety of information and issues regarding your Trust. Every member of the Board possesses extensive business experience; Lord Abbett Tax-Free Income Trust's shareholders are indeed fortunate to have a group of independent trustees with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust.


John C. Jansing,
Trustee -- Lord Abbett
Tax-Free Income Trust

     [PHOTO OF JOHN C. JANSING]

An alumnus of Dartmouth College, Mr. Jansing is the founder and retired Chairman of Independent Election Corporation of America, a proxy tabulating firm. His diversified business career has spanned 40 years and includes extensive experience in the investment company industry.

Mr. Jansing has served on the American Stock Exchange Board of Governors as well as on a Securities and Exchange Commission Special Advisory Committee on Investment Advisors. He has been an independent director/trustee for all of Lord Abbett's funds since 1978.

================================================================================
Independent Auditors' Report
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders,
Lord Abbett Tax-Free Income Trust:

We have audited the accompanying statements of net assets of Lord Abbett Tax-Free Income Trust--Florida Series, Pennsylvania Series, Michigan Series and Georgia Series as of October 31, 1995, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Tax-Free Income Trust--Florida Series, Pennsylvania Series, Michigan Series and Georgia Series at October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
December 8, 1995

Copyright (C) 1995 by Lord Abbett Tax-Free Income Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. All rights reserved. Printed in the U.S.A.

    This report to shareholders inaugurates a new procedure whereby a single copy of the report is sent to an address to which more than one registered shareholder of the Trust with the same last name has indicated mail is to be delivered, unless additional reports are specifically requested in writing or by telephone.


[LOGO] LORD, ABBETT & CO.
       Investment Management
A Tradition of Performance Through Disciplined Investing

The GM Building . 767 Fifth Avenue . New York, NY 10153-0203

                                                                    LATFIT-21095
                                                                         (12/95)